Business combinations	12 Months Ended
Jun. 30, 2022
Business combinations
Business combinations

20.Business combinations

a)	On March 31, 2021, the Company acquired all of the shares of StarBlue Inc. (dba Star2Star Communications, herein “Star2Star”). The Company paid an aggregate purchase price of $381,636, which comprised of $109,392 cash consideration (adjusted from $105,000 as a result of initial closing adjustments), 15,714,285 common shares at a discounted value of $258,975, and an additional consideration payable for future tax benefit in the amount of $13,269. The Company issued 3,018,685 common shares (3,142,857 common shares less 124,172 shares representing a holdback for indemnification purposes) on closing of the acquisition, with the remaining 12,571,428 common shares to be issued and distributed in fourteen quarterly installments commencing on April 1, 2022. The fair value of the share consideration is determined using a put option pricing model with a share price of $22.99 ($28.91 CAD), volatility of 56.58%, risk free rate of 0.221% - 0.855%, time to maturity of 0.003 – 4.25 years. The fair value of $13,269 of consideration payable is related to estimated tax losses to be utilized in future years, and is determined using an effective tax rate of 24.56% and a discount rate of 4.9%. The Company acquired Star2Star to expand and broaden the suite of service offerings, add key customers and realize synergies by removing redundancies.

The following table summarizes the fair value of consideration paid on the acquisition date and the allocation of the purchase price to the assets and liabilities acquired.

Consideration	$
Cash consideration on closing	101,111
Net working capital adjustment	447
Cash paid relating to debt	2,581
Cash held in escrow for working capital	1,000
Cash held in escrow for PPP loan forgiveness	4,253
Additional consideration for tax	13,269
Common shares issued on closing	66,873
Common shares reserved in escrow for indemnification	2,129
Common shares reserved for future issuance	189,973
381,636

Purchase price allocation	$
Cash	3,830
Trade receivables	5,562
Inventories	1,448
Property and equipment	5,335
Right-of-use assets	2,584
Other current assets	1,496
Accounts payable and accrued liabilities	(8,325)
Contract liabilities	(5,532)
Other non-current liabilities	(925)
Lease obligations on right-of-use assets	(2,663)
Intangible assets	169,200
Deferred income tax liability	(25,476)
Goodwill	235,102
381,636

20.	Business combinations (continued)

The Company incurred estimated transaction costs in the amount of $3,888 which were expensed and included in the consolidated statements of income (loss) and comprehensive income (loss) for the year ended June 30, 2021. These costs were including 18,456 common shares valued at $330, which were issued at closing to an advisor. The acquisition has been accounted for using the acquisition method under IFRS 3, Business Combinations.

b)	On July 16, 2021, the Company purchased certain assets of M2 Telecom LLC. M2 was a channel partner for the Company’s wholesale Trunking as a Service “TaaS” business and the Company has taken over the sales team. The Company paid an aggregate purchase price of $2.0 million which was allocated as goodwill (Note 12).
c)	On March 28, 2022, the Company acquired NetFortris Corporation. The Company paid an aggregate purchase price of $64,820 net of a net working capital adjustment of ($8,942), and comprised of $50,418 cash consideration, 1,494,536 common shares at a fair value of $16,801. The Company issued 1,494,536 common shares including 327,241 shares representing a holdback for indemnification purposes on closing of the acquisition. The Company estimates that a further payment of $6,543 will be paid as part of an earn out that is up to $12,000 if certain operating targets are met. The Company incurred estimated transaction costs in the amount of $2,939 which were expensed and included in the consolidated statements of income (loss) and comprehensive income (loss) for the three month period ended March 31, 2022. The acquisition has been accounted for using the acquisition method under IFRS 3, Business Combinations.

The following table summarizes the fair value of consideration paid on the acquisition date and the preliminary allocation of the purchase price to the assets and liabilities acquired.

Consideration	$
Cash consideration on closing	43,868
Net working capital adjustment	(8,942)
Cash held in escrow for working capital	350
Cash held in escrow for telecom taxes	3,400
Cash held in escrow for indemnification	2,800
Additional consideration for earn out	6,543
Common shares issued on closing	13,122
Common shares reserved in escrow for indemnification	3,679
64,820

20.Business combinations (contniued)

Purchase price allocation	$
Cash	1,706
Trade receivables	1,822
Inventories	416
Property and equipment	4,172
Right-of-use assets	3,277
Other current assets	796
Other non-current assets	370
Deferred income tax asset	11,091
Accounts payable and accrued liabilities	(9,442)
Sales tax payable	(5,506)
Contract liabilities	(1,666)
Lease obligations on right-of-use assets	(3,277)
Other non-current liabilities	(235)
Intangible assets	29,000
Goodwill	32,296
64,820